Summary of Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Research And Development [Line Items]
Computer software	$ 854,256	$ 782,607
Accumulated amortization	627,339	567,363
Computer software, net	226,917	215,244
Licensed computer software
Schedule Of Research And Development [Line Items]
Computer software	461,217	423,100
Accumulated amortization	336,521	309,571
Software development costs
Schedule Of Research And Development [Line Items]
Computer software	303,668	283,452
Accumulated amortization	232,113	208,781
Acquisition technology intangibles
Schedule Of Research And Development [Line Items]
Computer software	89,371	76,055
Accumulated amortization	$ 58,705	$ 49,011